Note 4 - Securities	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
4.	Securities:

As at July 31, 2024, the Bank held securities totaling $153.0 million ( October 31, 2023 - $167.9 million), including accrued interest, comprised of a Government of Canada Treasury Bill for $150.0 million with a face value of $150.0 million at maturity on August 1, 2024, yielding 4.51%, and a Government of Canada Bond for $3.0 million with a face value totaling $3.0 million, yielding 4.76%, with a 3.75% coupon and maturing on May 1, 2025.